Cover	3 Months Ended
Apr. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	AUTO PARTS 4LESS GROUP, INC.
Entity Central Index Key	0001438901
Entity Tax Identification Number	90-1494749
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	106 W. Mayflower
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89030
City Area Code	702
Local Phone Number	267-6100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Sep. 02, 2022